Supplemental Oil And Gas Information (Schedule Of Net Proved Oil And Gas Reserves And The Changes In Net Proved Oil And Gas Reserves) (FY) (Details)	12 Months Ended
	Dec. 31, 2019 MBoe MBbls MMcf	Dec. 31, 2018 MBoe MBbls MMcf	Dec. 31, 2017 MBoe MBbls MMcf
Reserve Quantities [Line Items]
Proved reserves	1,094	870
Revisions of previous estimates	(203)	223
Improved recovery
Purchase of reserves in place		13
Extensions and discoveries	8	86
Production	(94)	(98)
Sales of reserves in place	(2)
Proved reserves	803	1,094
Proved developed reserves (equivalent) | MBoe	803	976	832
Proved undeveloped reserves (equivalent) | MBoe		118	38
Oil [Member]
Reserve Quantities [Line Items]
Proved reserves	1,094	870
Revisions of previous estimates	(203)	223
Improved recovery
Purchase of reserves in place		13
Extensions and discoveries	8	86
Production	(94)	(98)
Sales of reserves in place	(2)
Proved reserves	803	1,094
Proved developed reserves (volume)	803	976	832
Proved undeveloped reserves (volume)		118	38
Gas [Member]
Reserve Quantities [Line Items]
Proved reserves | MMcf
Revisions of previous estimates | MMcf
Improved recovery | MMcf
Purchase of reserves in place | MMcf
Extensions and discoveries | MMcf
Production | MMcf
Sales of reserves in place | MMcf
Proved reserves | MMcf
Proved developed reserves (volume) | MMcf
Proved undeveloped reserves (volume) | MMcf